Cover	May 01, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40085
Entity Registrant Name	Tailwind International Acquisition Corp.
Entity Central Index Key	0001835881
Entity Tax Identification Number	98-1211987
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	150 Greenwich Street, 29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	266-0085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one redeemable warrant
No Trading Symbol Flag	true
Security Exchange Name	NONE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
No Trading Symbol Flag	true
Security Exchange Name	NONE